Shareholder Report, Holdings (Details) - SonicShares Global Shipping ETF	Mar. 31, 2025
Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
HMM Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Mitsui OSK Lines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Kawasaki Kisen Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SITC International Holdings Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AP Moller - Maersk AS - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
COSCO SHIPPING Holdings Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Matson, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hafnia Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%